Goodwill and Intangible Assets - Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 25, 2020	Mar. 27, 2020	Mar. 29, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of 2021	$ 850
Finite-Lived Intangible Asset, Expected Amortization, Year One	3,293	$ 2,391
Finite-Lived Intangible Asset, Expected Amortization, Year Two	3,139	2,145
Finite-Lived Intangible Asset, Expected Amortization, Year Three	3,003	1,881
Finite-Lived Intangible Asset, Expected Amortization, Year Four	2,709	1,695
Finite-Lived Intangible Asset, Expected Amortization, Year Five		1,410
Finite-Lived Intangible Asset, Expected Amortization, after Year Four	23,426
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		10,436
Net Carrying Amount	$ 36,420	$ 19,958	$ 17,715